Long-Term Debt and Bonds, Nordic Trustee Bond (Details) - Nordic Trustee Bond [Member] - USD ($) $ in Thousands	Jun. 26, 2026	Jan. 13, 2026	Jul. 02, 2025
Long-Term Debt and Bonds [Abstract]
Face amount		$ 50,000	$ 100,000
Maturity date			Jul. 31, 2029
Interest rate	9.875%	9.875%	9.875%
Frequency of periodic repayment		semi-annually	semi-annually
Discount rate			97.00%
Net proceeds received		$ 50,724	$ 94,748
Compensating cash balance required under loan agreements	$ 30,000		$ 20,000
Premium rate		103.00%
Debt outstanding	150,000	$ 150,000
Debt instrument, offering date		Apr. 01, 2026
One-time amendment fee	$ 488
One-time amendment fee percentage	0.325%